Other expenses	12 Months Ended
Dec. 31, 2024
Other Expenses, By Function [Abstract]
Other expenses	8 Other expenses

	2024	2023	2022
	$m	$m	$m
Professional fees	87.5	61.4	44.1
Non-trading technology and support	59.6	45.8	36.7
Trading systems and market data	68.5	54.6	25.2
Occupancy and equipment rental	25.7	23.0	11.8
Travel and business development	25.6	20.6	10.2
Communications	8.4	7.4	8.1
Bank fees	8.7	5.4	4.1
Owner fees	2.4	6.0	3.4
VAT (irrecoverable)	4.6	2.7	1.7
Other	15.3	10.5	2.5
	306.3	237.4	147.8